Description of Organization and Business Operations (Details) - USD ($)		6 Months Ended	12 Months Ended
	Jan. 11, 2021	Jun. 30, 2022	Dec. 31, 2021	Dec. 20, 2021	Jan. 06, 2021	Dec. 31, 2020
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares)		9,726,395
Price per share (in Dollars per share)	$ 10.00			$ 0.75	$ 10.00
Gross proceeds	$ 138,000,000
Transaction costs amount		$ 8,149,473
Cash underwriting fees		2,400,000	$ 2,400,000
Deferred underwriting fees		5,190,000	$ 5,190,000
Other offering costs		$ 559,473
Sale of stock, description		The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.	The stock exchange listing rules require that the Business Combination must be with one or more operating businesses or assets with a fair market value equal to at least 80% of the assets held in the Trust Account (as defined below) (less any deferred underwriting commissions and taxes payable on the interest earned on the Trust Account). The Company will only complete a Business Combination if the post-Business Combination company owns or acquires 50% or more of the issued and outstanding voting securities of the target or otherwise acquires a controlling interest in the target business sufficient for it not to be required to register as an investment company under the Investment Company Act of 1940, as amended (the “Investment Company Act”). There is no assurance that the Company will be able to successfully effect a Business Combination.
Anticipated public share (in Dollars per share)		$ 10.32	$ 10.10
Net tangible assets		$ 5,000,001
Percentage of public shares		0.20%	20.00%
Non-interest-bearing loans		$ 2,717,776
Deposited trust account		$ 141,587,959	$ 139,410,739
Business combination redeem percentage		1.00%	100.00%
Dissolution expenses		$ 50,000
Deposit into the trust account per share (in Dollars per share)		$ 10.175
Lesser public per share (in Dollars per share)		$ 10.10
Cash		$ 351,272	$ 507,921			$ 30,511
working capital		14,202
Deposit interest income		$ 237,000	$ 31,000
IPO [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares)	13,800,000
Price per share (in Dollars per share)	$ 10.10
Sale of units amount	$ 139,380,000
Over-Allotment Option [Member]
Description of Organization and Business Operations (Details) [Line Items]
Number of shares (in Shares)	1,800,000
Anticipated public share (in Dollars per share)			$ 0.075
Private Placement Warrant [Member]
Description of Organization and Business Operations (Details) [Line Items]
Price per share (in Dollars per share)		$ 0.75	$ 0.75
Gross proceeds		$ 5,130,000
Sale of warrants (in Shares)		6,840,000
Business Combination [Member]
Description of Organization and Business Operations (Details) [Line Items]
Redeem percenatge		1.00%